Components of Net Postretirement Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2017	May 31, 2016	May 31, 2015
Postretirement Benefits, U.S. Plans
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Interest cost on the accumulated obligation	$ 229	$ 235	$ 263
Prior service (credit)	(235)	(247)	(247)
Net actuarial (gains) losses			(136)
Net Pension Cost	(6)	(12)	(120)
Postretirement Benefits, Non-U.S. Plans
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost - Benefits earned during the period	1,097	1,061	1,173
Interest cost on the accumulated obligation	854	832	1,155
Net actuarial (gains) losses	230	229	391
Net Pension Cost	$ 2,181	$ 2,122	$ 2,719